Employee Benefit Plans and Postretirement Benefits - Effect of One Percentage Point Change in Assumed Healthcare Cost Trend Rates (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Compensation And Retirement Disclosure [Abstract]
Total increase/(decrease) in service cost and interest cost components of 2016 Healthcare Plan benefit expense, One Percentage-Point Increase	$ 7
Total increase/(decrease) in accumulated Healthcare benefit obligations as of end period, One Percentage-Point Increase	128
Total increase/(decrease) in service cost and interest cost components of 2016 Healthcare Plan benefit expense, One Percentage-Point Decrease	(5)
Total increase/(decrease) in accumulated Healthcare benefit obligations as of end period, One Percentage-Point Decrease	$ (103)